Borrowings and debentures_Details of borrowings (Details) $ in Thousands, ₩ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 15,899,599	₩ 14,784,706	$ 14,300,773
Present value discount
Disclosure of detailed information about borrowings [Line Items]
Total	(27)	(165)
Borrowings in local currency
Disclosure of detailed information about borrowings [Line Items]
Total		7,084,848
Borrowings in local currency | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	7,869,438
Borrowings from The BOK | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 1,420,990	₩ 1,404,087
Lenders	The BOK	The BOK
Borrowings from The BOK | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.50%	0.50%	0.50%
Borrowings from The BOK | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.80%	0.80%	0.80%
Small Enterprise And Market Service and others | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 1,782,603	₩ 1,723,340
Lenders	Small Enterprise And Market Service and others	Small Enterprise And Market Service and others
Small Enterprise And Market Service and others | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
Small Enterprise And Market Service and others | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	2.50%	2.90%	2.50%
The Korea Development Bank and others | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 4,665,845	₩ 3,957,421
Lenders	The Korea Development Bank and others	The Korea Development Bank and others
The Korea Development Bank and others | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
The Korea Development Bank and others | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	4.00%	3.20%	4.00%
Borrowings in foreign currency
Disclosure of detailed information about borrowings [Line Items]
Total		₩ 7,024,836
Borrowings in foreign currency | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 7,182,053
The Export-Import BOK and others | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 7,148,402	₩ 6,996,551
Lenders	The Export-Import BOK and others	The Export-Import BOK and others
The Export-Import BOK and others | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
The Export-Import BOK and others | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	6.50%	6.80%	6.50%
JP Morgan | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 33,651
Lenders	JPMORGAN CHASE BANK
JP Morgan | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	2.80%		2.80%
Commonwealth Bank | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total		₩ 28,285
Lenders		Commonwealth Bank
Commonwealth Bank | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate		1.80%
Bills sold | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 23,874	₩ 36,953
Lenders	Others	Others
Bills sold | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	0.00%	0.00%
Bills sold | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	1.20%	1.20%	1.20%
Call money | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 818,889	₩ 635,061
Lenders	Bank and others	Bank and others
Call money | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%	1.50%	0.00%
Call money | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	6.30%	2.70%	6.30%
Bonds sold under repurchase agreements | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 5,372	₩ 3,173
Lenders	Other financial institutions	Other financial institutions
Bonds sold under repurchase agreements | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.70%	0.60%	0.70%
Bonds sold under repurchase agreements | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	12.70%	12.70%	12.70%